Schedule of Assets (Schedule of Assets (Held at End of Year I)) (Details) - EPB 005 [Member]	Dec. 31, 2024 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	$ 546,520,034
Investment, Identifier [Axis]: American Beacon Small Cap Value Fund R5
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	1,005,216
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	2,660,801
Investment, Identifier [Axis]: Blackrock Midcap Growth Equity Instl
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	3,205,534
Investment, Identifier [Axis]: Dodge Cox International Stock Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	5,811,139
Investment, Identifier [Axis]: Fidelity Balanced K Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	6,046,925
Investment, Identifier [Axis]: Fidelity Value Fund K
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	2,955,362
Investment, Identifier [Axis]: JP Morgan US Equity Fund R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	13,926,616
Investment, Identifier [Axis]: MFS Massachusetts Inv Gr Stk
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	8,393,355
Investment, Identifier [Axis]: Neuberger Berman Genesis Fund Instl
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	1,548,908
Investment, Identifier [Axis]: PGIM Total Return Bond R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	10,737,948
Investment, Identifier [Axis]: T Rowe Price QM US Small-Cap Growth Equity Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	2,778,680
Investment, Identifier [Axis]: T Rowe Price Retirement 2005 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	703,386
Investment, Identifier [Axis]: T Rowe Price Retirement 2010 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	920,536
Investment, Identifier [Axis]: T Rowe Price Retirement 2015 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	5,599,939
Investment, Identifier [Axis]: T Rowe Price Retirement 2020 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	22,015,023
Investment, Identifier [Axis]: T Rowe Price Retirement 2025 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	45,094,902
Investment, Identifier [Axis]: T Rowe Price Retirement 2030 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	85,696,982
Investment, Identifier [Axis]: T Rowe Price Retirement 2035 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	68,842,528
Investment, Identifier [Axis]: T Rowe Price Retirement 2040 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	49,121,886
Investment, Identifier [Axis]: T Rowe Price Retirement 2045 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	46,086,377
Investment, Identifier [Axis]: T Rowe Price Retirement 2050 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	47,926,587
Investment, Identifier [Axis]: T Rowe Price Retirement 2055 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	35,209,501
Investment, Identifier [Axis]: T Rowe Price Retirement 2060 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	17,417,705
Investment, Identifier [Axis]: T Rowe Price Retirement 2065 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	6,215,636
Investment, Identifier [Axis]: T Rowe Price Retirement Balanced Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	314,306
Investment, Identifier [Axis]: Vanguard 500 Index Fund Admiral
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	31,089,020
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund Admiral
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	4,131,105
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund Admiral
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	3,893,576
Investment, Identifier [Axis]: Vanguard Total International Stock Admiral
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	5,419,476
Investment, Identifier [Axis]: Vanguard Treasury Money Market
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	5,031,254
Investment, Identifier [Axis]: Vanguard Windsor II Fund Admiral
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Mutual Funds	$ 6,719,825